Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
34. SUBSEQUENT EVENTS
These financial statements and notes reflect the Company’s

evaluation of events occurring subsequent to
the balance sheet date through February 21, 2025, the date

the financial statements were issued.